UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04700

The Gabelli Equity Trust Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Trust Inc.

Semiannual Report — June 30, 2022

To Our Stockholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return of The Gabelli Equity Trust Inc. (the Fund) was (19.3)%, compared with total returns of (20.0)% and (14.5)% for the Standard & Poor’s (S&P) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was (11.0)%. The Fund’s NAV per share was $4.89, while the price of the publicly traded shares closed at $6.10 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to achieve long term growth of capital by investing primarily in a portfolio of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, and warrants and rights to purchase such securities selected by the Investment Adviser. Income is a secondary investment objective. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in equity securities.

Performance Discussion (Unaudited)

For the six months ended June 30, 2022, the Fund declined 19.3%, while the S&P 500 Index declined 20%. Markets came under pressure as concerns about inflation, sparked by loose monetary and fiscal policies, supply chain issues, and oil and agricultural product shocks exacerbated by the war in Ukraine, morphed into worries about an economic downturn triggered largely by central bank tightening meant to control inflation. Reflecting these higher rates, the P/E multiple on the S&P 500 compressed from 21x to 16x, though the earnings estimates underlying current multiples are likely to decline as economic weakness spreads. Energy was the strongest sector in the first half, though it too succumbed to heavy selling pressure in June. Cyclically sensitive sectors, including Technology, Consumer Discretionary, and Industrials, performed poorly while more resilient sectors such as Utilities, Staples, and Health Care were relatively strong.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com

The Fund benefited from one of the largest takeovers of the year as Swedish Match AB (3.61% of total investments as of June 30, 2022, +35% contribution to return) agreed to an acquisition by Philip Morris International (PM) for SEK 106 per share in cash. The deal marks the realization of our long-held thesis that a global cigarette firm would bolster its smokeless tobacco offerings via market leader ZYN, owned by Swedish Match AB. We expect the deal to close in late 2022. As would be expected, energy-oriented firms performed well. Among the Fund’s holdings were ConocoPhillips (0.86%, +27%), Halliburton Co. (0.42%, 38%), and Exxon Mobil Corp. (0.20%, 43%). Pharmaceuticals firms, including Merck & Co. Inc. (0.52%, +21%) and Bristol-Myers Squibb Co. (0.42%, +26%), Japanese nutrition company Yakult Honsha Co. Ltd. (1.03%, +11%) and defense prime contractor Northrop Grumman Corp. (0.44%, +25%) added ballast during a choppy environment.

Cyclically sensitive Industrials such as AMETEK Inc. (2.01%, -25%), Deere & Co. (2.20%, -12%), and Xylem Inc. (0.73%, -35%) were the biggest detractors year to date. American Express Co. (2.09%, -15%) and Mastercard Inc. (2.67%, -12%), levered to consumer spending, were also weak. Finally, S&P Global Inc. (1.17%, -28%) identified a dearth of new bond issuance as causing a shortfall in expected earnings for the year.

In the wake of such a disappointing performance to start the year, it’s worth noting that the market sits over 20% above where it ended 2019, an 8% CAGR over a very fraught time. We as a society may have moved past COVID, but its after-effects are still felt. Political, corporate, and individual actors still need to sort through a variety of issues. Economic and market conditions may worsen before they improve, but the risks are far more balanced today than they have been in some time.

A volatile market driven by macro headlines should ultimately prove a rich environment for active management and fundamental value strategies like ours. Cash flow and balance sheets matter most in these times of stress. Identifying companies with pricing power, manageable cost structures, and limited capital intensity that trade at discounts to Private Market Value should be a formula for success in times of inflation, recession, or both, no matter what the decade.

Thank you for your investment in The Gabelli Equity Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

	Six Months	1 Year	5 year	10 year	15 year	20 year	25 year	Since Inception (8/21/86)
The Gabelli Equity Trust Inc. (GAB)
NAV Total Return (b)	(19.34)%	(17.12)%	6.92%	10.46%	6.92%	9.51%	8.86%	10.42%
Investment Total Return (c)	(11.00)	(2.58)	11.40	12.78	8.35	9.08	9.92	10.70
S&P 500 Index	(19.96)	(10.62)	11.31	12.96	8.54	9.08	7.97	10.25	(d)
Dow Jones Industrial Average	(14.46)	(9.09)	10.00	11.68	8.35	8.81	8.16	10.86	(d)

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2022:

The Gabelli Equity Trust Inc.

Financial Services	11.4%
Food and Beverage	10.9%
Equipment and Supplies	6.3%
Health Care	5.9%
Consumer Products	5.8%
Diversified Industrial	5.5%
Entertainment	4.5%
Energy and Utilities	4.1%
Automotive: Parts and Accessories	4.0%
Business Services	3.8%
Machinery	3.3%
Consumer Services	3.1%
Retail	2.9%
Environmental Services	2.6%
Cable and Satellite	2.6%
Electronics	2.5%
Computer Software and Services	2.1%
Broadcasting	1.9%
Aerospace and Defense	1.8%
Specialty Chemicals	1.7%
Telecommunications	1.7%

Hotels and Gaming	1.5%
U.S. Government Obligations	1.4%
Building and Construction	1.4%
Aviation: Parts and Services	1.1%
Real Estate	1.0%
Metals and Mining	0.9%
Agriculture	0.8%
Transportation	0.8%
Automotive	0.7%
Communications Equipment	0.6%
Wireless Communications	0.6%
Manufactured Housing and Recreational Vehicles	0.3%
Publishing	0.2%
Closed-End Funds	0.2%
Semiconductors	0.1%
Computer Hardware	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Trust Inc.

Schedule of Investments — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.2%
	Financial Services — 11.4%
71,000	Aegon NV	$266,953	$307,142
6,150	Ally Financial Inc.	195,838	206,086
281,500	American Express Co.(a)	28,419,418	39,021,530
28,000	Apollo Global Management Inc.	801,849	1,357,440
16,000	Argo Group International Holdings Ltd.	371,866	589,760
5,800	Axis Capital Holdings Ltd.	292,544	331,122
28,400	Banco Bilbao Vizcaya Argentaria SA	153,124	128,883
75,740	Banco Santander SA, ADR	548,398	212,072
75,000	Bank of America Corp.	2,501,242	2,334,750
101,000	Barclays plc	198,180	188,257
107	Berkshire Hathaway Inc., Cl. A†	1,423,246	43,757,650
1,000	Berkshire Hathaway Inc., Cl. B†	322,199	273,020
210	BlackRock Inc.	148,976	127,898
40,000	Blackstone Inc.	2,845,690	3,649,200
1,780	Block Inc.†	181,370	109,399
60,000	Blue Owl Capital Inc.	782,349	601,800
7,000	Brookfield Asset Management Inc., Cl. A	353,730	311,290
2,250	Capital One Financial Corp.	212,831	234,427
250,000	Cipher Mining Inc.†	883,412	342,500
135,790	Citigroup Inc.	8,151,217	6,244,982
39,074	Commerzbank AG†	250,511	273,776
64,500	Compass Diversified Holdings	1,517,799	1,381,590
21,145	Credit Agricole SA	265,013	193,469
8,500	Credit Suisse Group AG, ADR	107,745	48,195
5,000	Cullen/Frost Bankers Inc.	361,440	582,250
134,200	Dah Sing Banking Group Ltd.	137,462	108,601
102,300	Dah Sing Financial Holdings Ltd.	295,607	291,381
46,900	Daiwa Securities Group Inc.	211,293	209,474
30,000	Deutsche Bank AG	221,322	262,200
900	Deutsche Boerse AG	153,713	150,528
468	E-L Financial Corp. Ltd.	355,108	289,046
2,000	EXOR NV	145,670	124,664
3,500	First American Financial Corp.	202,981	185,220
456	First Citizens BancShares Inc., Cl. A	260,085	298,124
27,420	Franklin Resources Inc.	822,707	639,160
50,000	GAM Holding AG†	107,554	41,376
5,000	H&R Block Inc.	105,426	176,600

			Market
Shares		Cost	Value
10,000	Hannon Armstrong Sustainable Infrastructure Capital Inc., REIT	$157,760	$378,600
5,000	Icahn Enterprises LP	221,150	240,600
22,000	ING Groep NV	216,798	217,431
63,000	Interactive Brokers Group Inc., Cl. A	2,385,600	3,465,630
106,000	Janus Henderson Group plc	3,212,741	2,492,060
12,800	Japan Post Bank Co. Ltd.	102,308	99,528
99,800	Jefferies Financial Group Inc.	1,679,478	2,756,476
35,400	JPMorgan Chase & Co.	2,419,542	3,986,394
5,000	Julius Baer Group Ltd.	237,290	230,660
29,800	Kinnevik AB, Cl. A†	494,015	492,309
14,000	Loews Corp.	558,454	829,640
69,200	Marsh & McLennan Companies Inc.	3,557,249	10,743,300
9,500	Moody’s Corp.	479,289	2,583,715
38,148	Morgan Stanley	1,699,279	2,901,537
240	MSCI Inc.	99,453	98,916
90,500	NatWest Group plc	196,649	240,492
125,000	New York Community Bancorp Inc.	1,126,836	1,141,250
7,120	NN Group NV	302,515	323,377
11,610	PayPal Holdings Inc.†	1,408,994	810,842
5,500	Plus500 Ltd.	101,663	112,010
26,000	Polar Capital Holdings plc	217,860	161,414
75,000	Post Holdings Partnering Corp.†	750,000	732,750
525,000	Post Holdings Partnering Corp., Cl. A†	4,988,739	5,092,500
6,500	Prosus NV	535,771	425,593
60,150	Pzena Investment Management Inc., Cl. A	449,737	396,389
64,500	S&P Global Inc.	13,823,855	21,740,370
5,000	Sculptor Capital Management Inc.	69,340	41,750
9,250	Shinhan Financial Group Co. Ltd., ADR	284,344	264,180
2,500	Shinsei Bank Ltd.	29,816	37,681
4,000	Societe Generale SA	82,162	87,567
48,500	Standard Chartered plc	303,317	365,216
115,800	State Street Corp.	6,067,238	7,139,070
86,700	T. Rowe Price Group Inc.	7,611,321	9,849,987
141,700	The Bank of New York Mellon Corp.	4,827,035	5,910,307
58,000	The Charles Schwab Corp.	2,565,303	3,664,440
14,800	The Goldman Sachs Group Inc.	3,323,998	4,395,896
17,000	Truist Financial Corp.	280,578	806,310
7,300	TrustCo Bank Corp. NY	237,874	225,132

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
42,500	W. R. Berkley Corp.	$2,349,301	$2,901,050
5,800	Webster Financial Corp.	234,769	244,470
217,500	Wells Fargo & Co.	7,939,242	8,519,475
18,378	Westwood Holdings Group Inc.	259,410	253,616
		132,463,941	212,984,792
	Food and Beverage — 10.9%
3,000	Ajinomoto Co. Inc.	52,866	72,966
2,100	Anheuser-Busch InBev SA/ NV	148,084	113,028
25,356	BellRing Brands Inc.†	675,510	631,111
95,800	Brown-Forman Corp., Cl. A	1,332,829	6,479,912
49,300	Brown-Forman Corp., Cl. B	1,130,138	3,458,888
41,000	Campbell Soup Co.	1,413,659	1,970,050
65,000	Chr. Hansen Holding A/S	2,725,303	4,731,069
15,000	Coca-Cola Europacific Partners plc	275,289	774,150
60,000	Conagra Brands Inc.	1,532,556	2,054,400
28,000	Constellation Brands Inc., Cl. A	351,182	6,525,680
25,000	Crimson Wine Group Ltd.†	128,738	178,500
187,500	Danone SA	9,089,136	10,465,091
850,000	Davide Campari-Milano NV	3,003,946	8,938,751
3,700	Diageo plc	150,004	159,014
130,000	Diageo plc, ADR	15,650,116	22,635,600
63,083	Farmer Brothers Co.†	392,548	295,859
90,000	Flowers Foods Inc.	490,089	2,368,800
81,000	Fomento Economico Mexicano SAB de CV, ADR	3,426,136	5,466,690
15,000	General Mills Inc.	923,210	1,131,750
17,500	Glanbia plc	295,397	189,443
1,848,400	Grupo Bimbo SAB de CV, Cl. A	2,624,249	6,039,850
41,300	Heineken NV	1,962,995	3,765,389
10,000	Ingredion Inc.	488,476	881,600
105,000	ITO EN Ltd.	2,422,898	4,705,189
58,700	Kerry Group plc, Cl. A	675,385	5,662,425
2,200	Laurent-Perrier	212,870	224,555
9,700	LVMH Moet Hennessy Louis Vuitton SE	335,341	5,913,047
30,000	Maple Leaf Foods Inc.	565,951	589,885
33,000	Molson Coors Beverage Co., Cl. B	2,027,727	1,798,830
235,000	Mondelēz International Inc., Cl. A	10,328,916	14,591,150
14,000	Morinaga Milk Industry Co. Ltd.	299,202	501,474
41,000	Nestlé SA	1,791,828	4,786,089

			Market
Shares		Cost	Value
19,000	Nomad Foods Ltd.†	$472,470	$379,810
132,500	PepsiCo Inc.	13,002,139	22,082,450
39,200	Pernod Ricard SA	3,228,300	7,201,261
35,000	Post Holdings Inc.†	2,243,269	2,882,250
41,000	Remy Cointreau SA	2,572,710	7,162,424
1,300	Sanderson Farms Inc.	253,046	280,189
70,000	The Coca-Cola Co.	2,582,913	4,403,700
57,500	The Hain Celestial Group Inc.†	1,630,141	1,365,050
24,000	The J.M. Smucker Co.	2,514,373	3,072,240
34,000	The Kraft Heinz Co.	1,074,933	1,296,760
41,200	Tootsie Roll Industries Inc.	839,979	1,456,420
22,200	TreeHouse Foods Inc.†	811,213	928,404
40,000	Tyson Foods Inc., Cl. A	709,960	3,442,400
332,000	Yakult Honsha Co. Ltd.	9,486,445	19,159,493
		108,344,465	203,213,086
	Equipment and Supplies — 6.3%
341,000	AMETEK Inc.	18,019,960	37,472,490
14,000	Amphenol Corp., Cl. A	12,928	901,320
25,000	Ardagh Group SA	445,738	381,250
183,000	Ardagh Metal Packaging SA	1,808,038	1,116,300
92,191	CIRCOR International Inc.†	3,544,332	1,511,010
2,800	Crown Holdings Inc.	275,198	258,076
1,395	Danaher Corp.	355,890	353,660
294,000	Donaldson Co. Inc.	9,085,910	14,153,160
22,000	DS Smith plc	120,583	74,263
151,800	Flowserve Corp.	6,787,227	4,346,034
37,000	Franklin Electric Co. Inc.	214,088	2,710,620
15,000	Hubbell Inc.	1,961,776	2,678,700
131,000	IDEX Corp.	17,445,818	23,793,530
55,000	Ilika plc†	101,754	39,836
15,525	Kimball Electronics Inc.†	300,998	312,053
102,000	Mueller Industries Inc.	2,693,940	5,435,580
159,000	Mueller Water Products Inc., Cl. A	1,568,803	1,865,070
8,000	Sealed Air Corp.	128,172	461,760
20,000	Tenaris SA, ADR	781,922	513,800
270,000	The L.S. Starrett Co., Cl. A†	864,760	1,895,400
80,000	The Timken Co.	3,018,718	4,244,000
59,600	The Weir Group plc	250,790	988,871
104,500	Watts Water Technologies Inc., Cl. A	5,222,095	12,836,780
		75,009,438	118,343,563
	Health Care — 5.9%
10,767	2seventy bio Inc.†	334,272	142,124
500	Abbott Laboratories	62,454	54,325
5,700	AbbVie Inc.	567,241	873,012
5,000	ACADIA Pharmaceuticals Inc.†	112,749	70,450
1,736	Acorda Therapeutics Inc.†	11,874	809
2,000	Aerie Pharmaceuticals Inc.†	54,487	15,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
16,200	Alcon Inc.	$574,003	$1,132,218
500	Align Technology Inc.†	182,510	118,335
4,000	Alimera Sciences Inc.†	18,900	21,880
7,000	AmerisourceBergen Corp.	544,735	990,360
25,000	Amgen Inc.	2,544,386	6,082,500
2,764	Anika Therapeutics Inc.†	95,074	61,692
10,901	Aptinyx Inc.†	44,030	6,082
2,000	AstraZeneca plc	203,998	262,937
1,000	Avantor Inc.†	38,935	31,100
76,309	Axogen Inc.†	906,417	624,971
12,000	Bausch + Lomb Corp.†	201,680	182,880
14,000	Baxter International Inc.	476,337	899,220
1,000	Becton, Dickinson and Co.	249,811	246,530
1,200	Berkeley Lights Inc.†	87,233	5,964
7,000	Biogen Inc.†	1,984,788	1,427,580
13,600	BioMarin Pharmaceutical Inc.†	1,054,315	1,127,032
400	Bio-Rad Laboratories Inc., Cl. A†	220,008	198,000
23,500	Bluebird Bio Inc.†	381,980	97,290
135,000	Boston Scientific Corp.†	3,921,187	5,031,450
3,500	Bridgebio Pharma Inc.†	145,898	31,780
101,500	Bristol-Myers Squibb Co.	5,867,675	7,815,500
607	Calithera Biosciences Inc.†	35,859	1,493
11,000	Cardiovascular Systems Inc.†	216,420	157,960
400	Charles River Laboratories International Inc.†	90,346	85,588
3,300	Cigna Corp.	545,356	869,616
30,400	Clovis Oncology Inc.†	393,065	54,720
178,325	ConforMIS Inc.†	234,258	63,091
1,500	Cortexyme Inc.†	61,778	3,330
33,068	Covetrus Inc.†	426,427	686,161
1,500	Cutera Inc.†	43,741	56,250
6,000	CVS Group plc	176,433	120,951
8,000	CytomX Therapeutics Inc.†	74,350	14,640
800	Dechra Pharmaceuticals plc	56,943	33,675
242,000	Demant A/S†	2,208,367	9,079,837
28,737	Eargo Inc.†	153,752	21,607
3,280	Edwards Lifesciences Corp.†	349,466	311,895
2,500	eHealth Inc.†	132,429	23,325
62,000	ElectroCore Inc.†	106,790	31,614
21,103	Electromed Inc.†	215,122	203,433
300	Elevance Health Inc.	132,783	144,774
200	Embecta Corp.†	6,205	5,064
17,200	Endo International plc†	127,781	8,010
5,000	Enovis Corp.†	215,085	275,000
91	Euroapi SA†	1,204	1,436
800	Eurofins Scientific SE	112,548	62,944

			Market
Shares		Cost	Value
3,000	Evolus Inc.†	$42,843	$34,800
9,340	Exact Sciences Corp.†	669,039	367,903
3,100	Fresenius SE & Co. KGaA	148,756	93,886
2,000	G1 Therapeutics Inc.†	28,640	9,880
5,000	Galapagos NV, ADR†	435,668	279,000
1,390	Gerresheimer AG	150,196	90,312
7,750	Gilead Sciences Inc.	485,775	479,027
16,183	Ginkgo Bioworks Holdings Inc.†	77,283	38,516
5,201	Glaukos Corp.†	225,578	236,229
20,919	GoodRx Holdings Inc., Cl. A†	490,736	123,840
2,000	Gritstone bio Inc.†	19,130	4,840
2,500	Guardant Health Inc.†	261,975	100,850
3,000	Haemonetics Corp.†	180,090	195,540
3,550	HCA Healthcare Inc.	819,954	596,613
66,000	Henry Schein Inc.†	2,102,141	5,064,840
1,400	Hologic Inc.†	96,586	97,020
16,500	ICU Medical Inc.†	3,760,775	2,712,435
3,400	Idorsia Ltd.†	100,534	48,615
200	Illumina Inc.†	97,768	36,872
7,900	Incyte Corp.†	603,474	600,163
46,800	Indivior plc†	28,408	176,150
1,374	Inogen Inc.†	38,790	33,223
1,500	Intellia Therapeutics Inc.†	74,515	77,640
14,000	Intercept Pharmaceuticals Inc.†	334,091	193,340
555	Intuitive Surgical Inc.†	141,888	111,394
27,000	Invitae Corp.†	315,869	65,880
2,200	iRhythm Technologies Inc.†	94,801	237,666
30,700	Johnson & Johnson	3,184,287	5,449,557
7,000	Jounce Therapeutics Inc.†	54,040	21,210
1,500	Koninklijke DSM NV	255,734	215,511
400	Laboratory Corp. of America Holdings	98,884	93,744
12,569	Lannett Co. Inc.†	62,158	7,293
1,833	Larimar Therapeutics Inc.†	59,305	3,593
2,000	LeMaitre Vascular Inc.	92,260	91,100
10,500	Mallinckrodt plc†	149,520	210
6,750	Marinus Pharmaceuticals Inc.†	123,443	32,670
12,000	Medmix AG(b)	578,871	265,731
700	Medpace Holdings Inc.†	112,500	104,769
106,000	Merck & Co. Inc.	5,938,348	9,664,020
2,000	Meridian Bioscience Inc.†	50,499	60,840
1,050	Moderna Inc.†	169,042	149,993
3,000	NanoString Technologies Inc.†	171,135	38,100
1,000	Natera Inc.†	29,020	35,440
6,000	Nektar Therapeutics†	255,282	22,800
1,000	Neogen Corp.†	25,775	24,090
4,000	NeoGenomics Inc.†	151,926	32,600

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
121,203	Neuronetics Inc.†	$790,397	$389,062
2,000	Nevro Corp.†	126,010	87,660
1,275	Novartis AG	120,657	107,981
77,500	Novartis AG, ADR	4,149,162	6,551,075
6,900	NuVasive Inc.†	341,787	339,204
4,000	Odonate Therapeutics Inc.†	58,733	6,400
80,725	Option Care Health Inc.†	811,775	2,243,348
25,000	OraSure Technologies Inc.†	242,826	67,750
20,160	Organogenesis Holdings Inc.†	177,293	98,381
130	Organon & Co.	3,913	4,388
5,000	Orthofix Medical Inc.†	207,373	117,700
5,302	Pacific Biosciences of California Inc.†	41,992	23,435
600	PerkinElmer Inc.	85,929	85,332
48,000	Perrigo Co. plc	1,993,760	1,947,360
2,200	Personalis Inc.†	65,834	7,590
2,000	Pfizer Inc.	92,795	104,860
8,500	Puma Biotechnology Inc.†	198,917	24,225
1,500	QIAGEN NV†	74,706	70,800
500	Quest Diagnostics Inc.	62,573	66,490
2,200	QuidelOrtho Corp.†	275,216	213,796
300	Repligen Corp.†	63,897	48,720
390	Replimune Group Inc.†	5,858	6,817
27,064	ReWalk Robotics Ltd.†	94,116	25,440
650	Roche Holding AG, Genusschein	225,197	216,894
2,374	Rockwell Medical Inc.†	78,515	3,062
3,000	Sangamo Therapeutics Inc.†	39,060	12,420
2,100	Sanofi	205,102	212,015
2,000	Sarepta Therapeutics Inc.†	167,525	149,920
17,500	Sema4 Holdings Corp.†	72,131	22,050
1,000	Siemens Healthineers AG(b)	70,181	50,815
2,596	Sio Gene Therapies Inc.†	46,529	935
164,001	SmileDirectClub Inc.†	1,191,635	170,561
10,000	Standard BioTools Inc.†	37,239	16,000
10,115	Tactile Systems Technology Inc.†	304,931	73,839
3,000	Takeda Pharmaceutical Co. Ltd.	110,240	84,419
6,000	Teladoc Health Inc.†	439,734	199,260
11,000	Teva Pharmaceutical Industries Ltd., ADR†	174,605	82,720
15,700	Tristel plc	120,482	67,368
37,660	UnitedHealth Group Inc.	9,019,372	19,343,306
11,996	Valeritas Holdings Inc.†(c)	56,778	0
10,000	Vapotherm Inc.†	120,472	25,300
5,760	Vericel Corp.†	162,788	145,037

			Market
Shares		Cost	Value
1,050	Vertex Pharmaceuticals Inc.†	$215,367	$295,879
6,000	Viatris Inc.	92,340	62,820
4,000	Waters Corp.†	285,470	1,323,920
16,600	Zimmer Biomet Holdings Inc.	1,945,889	1,743,996
2,960	Zimvie Inc.†	76,640	47,390
25,320	Zoetis Inc.	1,039,273	4,352,255
608	Zosano Pharma Corp.†	87,212	192
		76,861,043	109,627,367
	Consumer Products — 5.8%
38,000	American Outdoor Brands Inc.†	711,589	361,380
13,100	Christian Dior SE	469,197	7,770,130
27,000	Church & Dwight Co. Inc.	468,406	2,501,820
203,000	Edgewell Personal Care Co.	9,508,753	7,007,560
84,000	Energizer Holdings Inc.	3,341,648	2,381,400
35,500	Essity AB, Cl. B	541,915	926,909
2,100	Givaudan SA	725,396	7,384,591
80,000	Hanesbrands Inc.	719,339	823,200
23,800	Harley-Davidson Inc.	1,105,662	753,508
1,270	Hermes International	444,999	1,420,067
700	Hunter Douglas NV†	84,347	128,374
2,200	Johnson Outdoors Inc., Cl. A	205,034	134,552
7,959	Kimball International Inc., Cl. B	104,750	61,046
25,000	Mattel Inc.† .	348,023	558,250
13,000	National Presto Industries Inc.	700,676	853,320
13,000	Oil-Dri Corp. of America	263,054	398,450
49,900	Reckitt Benckiser Group plc	1,661,674	3,747,860
4,000	Spectrum Brands Holdings Inc.	279,918	328,080
27,600	Svenska Cellulosa AB SCA, Cl. B	73,685	412,256
6,600,000	Swedish Match AB	15,767,583	67,227,449
7,150	The Estee Lauder Companies Inc., Cl. A	1,903,597	1,820,891
4,280	Unilever plc	250,170	193,866
5,600	Zalando SE†(b)	554,206	146,478
		40,233,621	107,341,437
	Diversified Industrial — 5.5%
400	Agilent Technologies Inc.	69,105	47,508
214,844	Ampco-Pittsburgh Corp.†	521,429	831,446
42,006	AZZ Inc.	1,637,081	1,714,685
159,100	Crane Holdings Co.	9,043,917	13,930,796
4,999	Esab Corp.	181,779	218,706
28,875	General Electric Co.	1,641,790	1,838,471
126,000	Greif Inc., Cl. A	2,683,348	7,859,880
13,000	Greif Inc., Cl. B	784,451	809,770

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
68,000	Griffon Corp.	$1,272,203	$1,906,040
150,500	Honeywell International Inc.	20,078,144	26,158,405
29,119	Ingersoll Rand Inc.	256,089	1,225,328
88,925	ITT Inc.	2,390,297	5,979,317
35,000	Kennametal Inc.	891,874	813,050
50,000	Myers Industries Inc.	818,952	1,136,500
30,000	nVent Electric plc	327,658	939,900
100,000	Park-Ohio Holdings Corp.	1,371,930	1,586,000
9,000	Proto Labs Inc.†	513,498	430,560
1,600	Rheinmetall AG	147,909	369,381
500	Roper Technologies Inc.	137,938	197,325
1,850	Siemens AG	299,694	188,229
514,000	Steel Partners Holdings LP†	3,472,523	21,575,150
11,000	Sulzer AG	628,325	683,287
48,500	Textron Inc.	1,780,130	2,961,895
2,500	The Eastern Co.	61,878	50,850
100,000	Toray Industries Inc.	771,663	561,026
43,000	Trane Technologies plc	995,117	5,584,410
24,000	Tredegar Corp.	362,098	240,000
90,000	Trinity Industries Inc.	1,492,760	2,179,800
4,400	Valmont Industries Inc.	1,032,008	988,372
14,000	Vantage Towers AG	411,612	390,257
		56,077,200	103,396,344
	Entertainment — 4.5%
30,800	Activision Blizzard Inc.	2,460,545	2,398,088
20,358	Charter Communications Inc., Cl. A†	6,681,174	9,538,334
2,000	Electronic Arts Inc.	254,219	243,300
90,000	Genting Singapore Ltd.	74,910	46,642
865,000	Grupo Televisa SAB, ADR	11,077,560	7,075,700
70,000	IMAX Corp.†	1,265,414	1,182,300
7,000	International Game Technology plc	147,887	129,920
120,000	Liberty Media Acquisition Corp.†	1,200,000	1,190,400
93,000	Liberty Media Corp.- Liberty Braves, Cl. A†	2,470,122	2,338,950
155,708	Liberty Media Corp.- Liberty Braves, Cl. C†	3,424,970	3,736,992
3,500	Light & Wonder Inc.†	173,112	164,465
15,000	Lions Gate Entertainment Corp., Cl. B†	255,101	132,450
142,394	Madison Square Garden Entertainment Corp.†	6,311,794	7,492,772
96,767	Madison Square Garden Sports Corp.†	8,464,807	14,611,817
2,370	Netflix Inc.†	861,585	414,442
388,000	Paramount Global, Cl. A	14,959,651	10,576,880
46,000	Paramount Global, Cl. B	1,491,423	1,135,280

			Market
Shares		Cost	Value
15,000	Rovio Entertainment Oyj(b)	$92,678	$103,668
13,000	Take-Two Interactive Software Inc.†	1,541,674	1,592,890
40,000	TBS Holdings Inc.	796,181	500,884
107,050	The Walt Disney Co.†	10,319,421	10,105,520
7,600	Ubisoft Entertainment SA†	501,273	333,709
60,000	Universal Entertainment Corp.†	763,928	643,426
39,000	Universal Music Group NV	1,029,294	782,008
451,000	Vivendi SE	6,282,193	4,582,576
278,447	Warner Bros Discovery Inc.†	6,853,070	3,736,759
1,700	Xilam Animation SA†	98,540	67,698
		89,852,526	84,857,870
	Energy and Utilities — 4.1%
45,000	APA Corp.	1,638,645	1,570,500
55,000	Avangrid Inc.	2,318,348	2,536,600
17,000	Baker Hughes Co.	547,572	490,790
20,000	BP plc, ADR	809,306	567,000
16,000	CMS Energy Corp.	95,699	1,080,000
183,100	ConocoPhillips	9,260,602	16,444,211
11,190	Electricite de France SA	160,321	91,538
98,400	Enbridge Inc.	2,488,608	4,158,384
51,000	Energy Transfer LP	631,989	508,980
73,700	Enterprise Products Partners LP	1,320,639	1,796,069
1,500	Eos Energy Enterprises Inc.†	36,629	1,815
48,000	Evergy Inc.	2,754,877	3,132,000
40,000	Eversource Energy	2,202,641	3,378,800
44,000	Exxon Mobil Corp.	2,018,690	3,768,160
250,000	Halliburton Co.	5,437,034	7,840,000
57,500	Kinder Morgan Inc.	644,194	963,700
4,000	Marathon Oil Corp.	111,366	89,920
8,000	Marathon Petroleum Corp.	402,325	657,680
46,500	National Fuel Gas Co.	2,564,460	3,071,325
48,500	NextEra Energy Inc.	1,111,456	3,756,810
60,500	NextEra Energy Partners LP	2,839,849	4,486,680
4,000	Niko Resources Ltd., Toronto†(c)	55,327	12
44,500	Occidental Petroleum Corp.	2,685,088	2,620,160
150,000	Oceaneering International Inc.†	1,993,264	1,602,000
90,000	PG&E Corp.†	836,271	898,200
21,000	Phillips 66	1,833,947	1,721,790
25,000	Portland General Electric Co.	1,229,817	1,208,250
70,000	RPC Inc.†	491,876	483,700
47,000	Schlumberger NV	1,751,822	1,680,720
25,000	Southwest Gas Holdings Inc.	930,841	2,177,000

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
100,000	The AES Corp.	$1,136,430	$2,101,000
2,280	TotalEnergies SE	99,926	120,350
34,000	UGI Corp.	1,299,380	1,312,740
		53,739,239	76,316,884
	Automotive: Parts and Accessories — 4.0%
6,120	Aptiv plc†	367,316	545,108
89,600	BorgWarner Inc.	3,933,260	2,989,952
345,900	Dana Inc.	4,655,656	4,866,813
26,000	Garrett Motion Inc.†	267,409	200,980
216,700	Genuine Parts Co.	16,113,374	28,821,100
300,500	Modine Manufacturing Co.†	3,796,078	3,164,265
43,500	O’Reilly Automotive Inc.†	15,803,784	27,481,560
105,000	Standard Motor Products Inc.	1,181,521	4,723,950
23,500	Strattec Security Corp.†	1,093,040	779,025
110,000	Superior Industries International Inc.†	392,203	434,500
15,000	Tenneco Inc., Cl. A†	167,665	257,400
		47,771,306	74,264,653
	Business Services — 3.8%
10,000	Allegion plc	290,192	979,000
9,100	Applus Services SA	100,715	62,940
425,000	Clear Channel Outdoor Holdings Inc.†	946,148	454,750
200,000	Diebold Nixdorf Inc.†	1,463,309	454,000
3,000	Edenred	38,786	141,379
2,000	ICF International Inc.	162,656	190,000
16,000	Jardine Matheson Holdings Ltd.	534,478	840,960
11,000	Lamar Advertising Co., Cl. A, REIT	871,529	967,670
62,000	Macquarie Infrastructure Holdings LLC	1,680,233	242,420
157,930	Mastercard Inc., Cl. A	28,941,801	49,823,757
104,000	Network International Holdings plc†(b)	412,086	239,019
435,000	Paysafe Ltd.†	1,381,684	848,250
155,500	Resideo Technologies Inc.†	2,033,667	3,019,810
1,220,000	Steel Connect Inc.†	762,256	1,634,800
209,000	The Interpublic Group of Companies Inc.	4,430,210	5,753,770
10,000	United Parcel Service Inc., Cl. B	1,602,525	1,825,400
5,000	Viad Corp.†	183,011	138,050
12,500	Visa Inc., Cl. A	137,500	2,461,125
17,500	Willdan Group Inc.†	585,297	482,650
4,500	Worldline SA†(b)	288,288	166,844
		46,846,371	70,726,594

			Market
Shares		Cost	Value
	Machinery — 3.3%
25,000	Astec Industries Inc.	$856,158	$1,019,500
12,800	Caterpillar Inc.	86,323	2,288,128
328,610	CNH Industrial NV	3,390,242	3,808,590
137,000	Deere & Co.(a)	10,469,126	41,027,390
6,688	Regal Rexnord Corp.	315,782	759,222
174,500	Xylem Inc.	12,408,289	13,642,410
		27,525,920	62,545,240
	Consumer Services — 3.1%
10,700	Amazon.com Inc.†	1,759,037	1,136,447
383,500	Bollore SE	2,224,470	1,776,349
2,000	Deutsche Post AG	101,199	74,908
11,000	eBay Inc.	266,292	458,370
7,000	HomeServe plc	103,233	99,867
46,500	IAC/InterActiveCorp.†	1,872,050	3,532,605
80,000	Liberty TripAdvisor Holdings Inc., Cl. A†	362,250	60,528
58,900	Matthews International Corp., Cl. A	1,639,867	1,688,663
50,000	Rentokil Initial plc	311,980	288,865
1,263,600	Rollins Inc.	21,470,307	44,124,912
88,500	Terminix Global Holdings Inc.†	3,179,367	3,597,525
4,000	Travel + Leisure Co.	130,025	155,280
500,000	Vroom Inc.†	2,815,322	625,000
		36,235,399	57,619,319
	Retail — 2.7%
5,500	ASOS plc†	194,288	56,139
60,000	AutoNation Inc.†	2,690,025	6,705,600
5,000	BARK Inc.†	38,048	6,400
5,000	Casey’s General Stores Inc.	531,212	924,900
3,000	Chewy Inc., Cl. A†	106,760	104,160
10,500	Copart Inc.†	1,286,793	1,140,930
34,000	Costco Wholesale Corp.	5,028,776	16,295,520
93,400	CVS Health Corp.	7,495,976	8,654,444
17,000	Lowe’s Companies Inc.	2,280,444	2,969,390
125,000	Macy’s Inc.	2,153,689	2,290,000
1,500	Petco Health & Wellness Co. Inc.† .	27,610	22,110
67,728	PetIQ Inc.†	1,718,888	1,137,153
15,000	Pets at Home Group plc	88,846	56,093
140,000	Qurate Retail Inc., Cl. A	1,385,620	401,800
35,000	Sally Beauty Holdings Inc.†	312,896	417,200
14,900	Shake Shack Inc., Cl. A†	818,610	588,252
1,500	The Home Depot Inc.	447,650	411,405
125,000	The Wendy’s Co.	2,688,690	2,360,000
60,000	Walgreens Boots Alliance Inc.	2,355,996	2,274,000
30,000	Walmart Inc.	1,519,821	3,647,400
		33,170,638	50,462,896

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Environmental Services — 2.6%
12,000	Biffa plc(b)	$37,358	$54,749
5,000	Clean Harbors Inc.†	466,659	438,350
30,000	Pentair plc	699,891	1,373,100
220,000	Republic Services Inc.	17,064,177	28,791,400
15,620	Veolia Environnement SA†	434,070	381,234
110,100	Waste Management Inc.	10,265,571	16,843,098
29,500	Zurn Water Solutions Corp.	309,795	803,580
		29,277,521	48,685,511
	Cable and Satellite — 2.6%
55,000	Altice USA Inc., Cl. A†	831,302	508,750
54,000	AMC Networks Inc., Cl. A†	2,607,816	1,572,480
150	Cable One Inc.	58,000	193,398
215,980	Comcast Corp., Cl. A	8,336,603	8,475,055
68,642	DISH Network Corp., Cl. A†	1,940,081	1,230,751
109,633	EchoStar Corp., Cl. A†	2,418,680	2,115,917
147,605	Liberty Global plc, Cl. A†	2,548,423	3,107,085
349,064	Liberty Global plc, Cl. C†	9,441,974	7,710,824
80,012	Liberty Latin America Ltd., Cl. A†	1,084,459	624,094
11,664	Liberty Latin America Ltd., Cl. C†	143,948	90,862
377,500	Rogers Communications Inc., Cl. B	10,117,452	18,082,250
158,000	Shaw Communications Inc., Cl. B	403,311	4,654,680
		39,932,049	48,366,146
	Electronics — 2.5%
6,400	ams-OSRAM AG†	149,689	57,641
10,669	Arlo Technologies Inc.†	67,854	66,895
41,591	Bel Fuse Inc., Cl. A	543,364	905,852
62,991	Bel Fuse Inc., Cl. B	861,749	980,140
125,000	Flex Ltd.†	2,221,833	1,808,750
4,000	Hitachi Ltd., ADR	287,076	378,040
58,500	Intel Corp.	1,732,841	2,188,485
33,000	Koninklijke Philips NV	177,838	710,490
1,400	Mettler-Toledo International Inc.†	210,146	1,608,278
205,000	Mirion Technologies Inc.†	2,057,826	1,180,800
39,116	Plug Power Inc.†	749,811	648,152
22,000	Sony Group Corp., ADR	1,718,836	1,798,940
40,000	TE Connectivity Ltd.	1,721,146	4,526,000
188,200	Texas Instruments Inc.	14,460,767	28,916,930
900	Thermo Fisher Scientific Inc.	491,430	488,952
1,000	Universal Display Corp.	145,615	101,140
8,000	Vishay Precision Group Inc.†	263,974	233,040
		27,861,795	46,598,525

			Market
Shares		Cost	Value
	Computer Software and Services — 2.1%
10,000	3D Systems Corp.†	$132,800	$97,000
550	Adobe Inc.†	261,773	201,333
1,000	Alibaba Group Holding Ltd., ADR†	148,497	113,680
1,000	Alphabet Inc., Cl. A†	2,610,987	2,179,260
6,143	Alphabet Inc., Cl. C†	11,785,451	13,437,505
2,200	Atos SE†	200,051	29,476
6,000	Avid Technology Inc.†	140,220	155,700
25,000	Black Knight Inc.†	1,704,678	1,634,750
7,500	Check Point Software Technologies Ltd.†	675,215	913,350
2,740	Cloudflare Inc., Cl. A†	191,348	119,875
1,310	CrowdStrike Holdings Inc., Cl. A†	286,336	220,814
40,000	Digital Turbine Inc.†	1,618,458	698,800
2,000	Fidelity National Information Services Inc.	256,976	183,340
17,020	Fiserv Inc.†	1,158,926	1,514,269
2,000	Fortinet Inc.†	102,749	113,160
60,000	GTY Technology Holdings Inc.†	348,212	375,600
90,000	Hewlett Packard Enterprise Co.	1,282,160	1,193,400
5,000	HireRight Holdings Corp.†	76,200	71,050
47,000	I3 Verticals Inc., Cl. A†	1,030,608	1,175,940
38,000	Kyndryl Holdings Inc.†	594,821	371,640
11,000	Mandiant Inc.†	149,645	240,020
12,610	Meta Platforms Inc., Cl. A†	3,232,182	2,033,363
4,000	Micron Technology Inc.	296,575	221,120
4,870	Microsoft Corp.	1,092,506	1,250,762
4,000	MKS Instruments Inc.	531,862	410,520
34,900	N-able Inc.†	426,939	314,100
12,000	NCR Corp.†	423,376	373,320
5,000	NortonLifeLock Inc.	99,596	109,800
1,370	NVIDIA Corp.	191,110	207,678
8,000	Oracle Corp.	587,348	558,960
140,000	Oxford Metrics plc	173,766	181,499
37,500	PAR Technology Corp.†	1,430,846	1,405,875
15,000	Playtech plc†	120,048	98,875
4,700	PSI Software AG	156,151	140,619
200	Qualtrics International Inc., Cl. A†	7,137	2,502
18,200	Rockwell Automation Inc.	755,025	3,627,442
700	Salesforce Inc.†	154,875	115,528
1,800	SAP SE, ADR	231,651	163,296
555	ServiceNow Inc.†	294,137	263,914
740	Snowflake Inc., Cl. A†	201,354	102,904
23,500	SolarWinds Corp.	454,195	240,875
400	Splunk Inc.†	46,742	35,384
4,900	Tailwind Acquisition Corp., Cl. A†	49,147	48,755

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
1,300	Temenos AG	$174,579	$111,147
4,000	Twitter Inc.†	196,080	149,560
5,000	Unity Software Inc.†	346,945	184,100
400	Veeva Systems Inc., Cl. A†	107,315	79,216
73,000	Vimeo Inc.†	871,267	439,460
7,700	VMware Inc., Cl. A	848,615	877,646
4,700	ZoomInfo Technologies Inc.†	274,254	156,228
		38,531,734	38,944,410
	Broadcasting — 1.9%
2,000	Cogeco Inc.	39,014	106,044
24,000	Corus Entertainment Inc., OTC, Cl. B	42,622	66,240
131,400	Fox Corp., Cl. A	5,459,670	4,225,824
61,000	Fox Corp., Cl. B	2,472,374	1,811,700
16,000	Gray Television Inc.	14,422	270,240
19,250	Liberty Broadband Corp., Cl. A†	608,060	2,185,838
77,672	Liberty Broadband Corp., Cl. C†	4,914,573	8,981,990
35,333	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,032,802	2,048,254
34,750	Liberty Media Corp.- Liberty Formula One, Cl. C†	931,888	2,205,583
55,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	1,482,902	1,982,200
163,449	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	4,585,612	5,892,336
20,000	Nexstar Media Group Inc., Cl. A	1,446,003	3,257,600
95,000	Sinclair Broadcast Group Inc., Cl. A	2,819,138	1,938,000
80,000	Television Broadcasts Ltd.†	319,851	43,941
		26,168,931	35,015,790
	Aerospace and Defense — 1.8%
169,000	Aerojet Rocketdyne Holdings Inc.†	6,809,973	6,861,400
1,400	Airbus SE	151,220	135,636
15,000	Avio SpA	205,934	172,912
22,000	BAE Systems plc	150,576	222,332
14,000	Howmet Aerospace Inc.	223,451	440,300
500	IQVIA Holdings Inc.†	109,178	108,495
44,700	Kaman Corp.	1,523,295	1,396,875
5,000	Kratos Defense & Security Solutions Inc.†	97,562	69,400
13,000	L3Harris Technologies Inc.	1,138,805	3,142,100
17,300	Northrop Grumman Corp.	2,140,904	8,279,261
3,915,666	Rolls-Royce Holdings plc†	8,000,876	3,953,845
1,500	Thales SA	138,991	183,994

			Market
Shares		Cost	Value
60,000	The Boeing Co.†	$11,173,298	$8,203,200
		31,864,063	33,169,750
	Specialty Chemicals — 1.7%
11,000	AdvanSix Inc.	134,544	367,840
1,600	Covestro AG	102,462	55,298
130,000	DuPont de Nemours Inc.	6,979,488	7,225,400
27,000	FMC Corp.	2,237,456	2,889,270
62,000	GCP Applied Technologies Inc.†	1,957,307	1,939,360
15,000	H.B. Fuller Co.	626,362	903,150
60,500	International Flavors & Fragrances Inc.	5,377,032	7,206,760
2,800	Johnson Matthey plc	100,869	65,630
450	Linde plc	119,948	129,388
119,900	Sensient Technologies Corp.	6,110,306	9,659,144
13,000	SGL Carbon SE†	60,439	81,536
2,000	The Chemours Co.	22,594	64,040
780	The Sherwin-Williams Co.	194,877	174,650
12,500	Treatt plc	131,964	115,491
10,000	Valvoline Inc.	321,800	288,300
		24,477,448	31,165,257
	Telecommunications — 1.7%
50,000	AT&T Inc.	1,274,516	1,048,000
55,400	BCE Inc.	1,851,178	2,724,572
874,200	BT Group plc, Cl. A	3,543,931	1,982,537
7,040,836	Cable & Wireless Jamaica Ltd.†(c)	128,658	54,192
2,000	Cisco Systems Inc.	82,840	85,280
25,000	Comtech Telecommunications Corp.	442,704	226,750
29,180	Deutsche Telekom AG	531,230	579,353
125,000	Deutsche Telekom AG, ADR	2,029,152	2,490,000
36,000	Hellenic Telecommunications Organization SA	452,921	625,123
15,000	Hellenic Telecommunications Organization SA, ADR	91,062	136,350
264,732	Koninklijke KPN NV	448,166	943,525
1,100,000	NII Holdings Inc., Escrow†	374,000	385,000
16,000	Oi SA, ADR†	6,333	3,365
4,267	Oi SA, Cl. C, ADR	118,940	1,323
13,500	SoftBank Group Corp.	676,771	520,876
21,000	Telecom Argentina SA, ADR	127,554	95,550
535,000	Telecom Italia SpA†	2,073,015	139,995
70,000	Telefonica Brasil SA, ADR	726,827	634,200
340,000	Telefonica SA, ADR	4,105,246	1,744,200
515,000	Telephone and Data Systems Inc.	21,522,416	8,131,850

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
50,000	TELUS Corp.	$233,734	$1,113,658
46,075	TIM SA, ADR	352,294	559,811
76,000	VEON Ltd., ADR†	133,023	34,960
98,000	Verizon Communications Inc.	4,220,502	4,973,500
174,000	Vodafone Group plc	300,315	268,279
90,800	Vodafone Group plc, ADR	1,565,770	1,414,664
		47,413,098	30,916,913
	Hotels and Gaming — 1.5%
109,500	888 Holdings plc	414,999	223,401
16,000	Accor SA†	549,282	433,097
73,500	Bally’s Corp.†	2,292,985	1,453,830
13,000	Better Collective A/S†	238,075	173,846
15,000	Caesars Entertainment Inc.†	768,744	574,500
72,000	Entain plc†	1,433,510	1,091,188
2,500	Flutter Entertainment plc†	307,666	250,886
2,000	Frontier Developments plc†	90,373	33,597
21,716	Gambling.com Group Ltd.†	194,191	170,905
40,900	GAN Ltd.†	583,294	121,064
138,000	Genius Sports Ltd.†	988,896	310,500
7,000	Hyatt Hotels Corp., Cl. A†	230,351	517,370
15,000	Las Vegas Sands Corp.†	485,837	503,850
4,213,500	Mandarin Oriental International Ltd.†	7,378,844	7,963,515
10,000	Marriott International Inc., Cl. A	819,780	1,360,100
70,000	MGM China Holdings Ltd.†	137,917	39,698
76,000	MGM Resorts International	2,068,146	2,200,200
6,000	Penn National Gaming Inc.†	171,720	182,520
25,000	PlayAGS Inc.†	169,647	129,000
114,800	Ryman Hospitality Properties Inc., REIT†	4,925,764	8,728,244
200,000	The Hongkong & Shanghai Hotels Ltd.†	155,450	184,024
20,000	The Marcus Corp.†	377,153	295,400
4,000	Wyndham Hotels & Resorts Inc.	152,872	262,880
7,400	Wynn Resorts Ltd.†	571,572	421,652
		25,507,068	27,625,267
	Building and Construction — 1.4%
27,000	Arcosa Inc.	476,033	1,253,610
18,000	Assa Abloy AB, Cl. B	310,378	382,356
21,800	Canfor Corp.†	449,418	380,213
4,000	Cie de Saint-Gobain	188,832	171,633
45,000	Fortune Brands Home & Security Inc.	1,990,639	2,694,600
29,025	Gencor Industries Inc.†	327,947	294,894
2,500	H&E Equipment Services Inc.	95,295	72,425

			Market
Shares		Cost	Value
61,148	Herc Holdings Inc.	$1,989,821	$5,512,492
35,200	Ibstock plc(b)	100,002	70,915
215,814	Johnson Controls International plc	9,457,010	10,333,174
20,000	KBR Inc.	702,433	967,800
20,000	PGT Innovations Inc.†	286,174	332,800
12,000	Sika AG	1,556,815	2,765,412
3,000	Vulcan Materials Co.	484,932	426,300
		18,415,729	25,658,624
	Aviation: Parts and Services — 1.1%
30,000	Astronics Corp.†	362,732	305,100
150,800	Curtiss-Wright Corp.	12,025,842	19,914,648
		12,388,574	20,219,748
	Real Estate — 1.0%
8,000	Bresler & Reiner Inc.†	162	249
10,267	Gaming and Leisure Properties Inc., REIT	168,322	470,844
57,000	Indus Realty Trust Inc., REIT	620,686	3,383,520
17,000	Rayonier Inc., REIT	267,895	635,460
10,000	Tejon Ranch Co.†	191,825	155,200
320,000	The St. Joe Co.	6,253,758	12,659,200
65,000	VICI Properties Inc., REIT	841,842	1,936,350
10,000	Weyerhaeuser Co., REIT	264,116	331,200
		8,608,606	19,572,023
	Metals and Mining — 0.9%
37,400	Agnico Eagle Mines Ltd.	1,530,570	1,711,424
200	Alliance Resource Partners LP	1,749	3,646
50,000	Barrick Gold Corp.	1,464,000	884,500
30,000	Cleveland-Cliffs Inc.†	296,432	461,100
118,000	Freeport-McMoRan Inc.	3,218,295	3,452,680
25,239	Livent Corp.†	250,592	572,673
4,300	Materion Corp.	97,511	317,039
50,000	New Hope Corp. Ltd.	67,580	119,413
136,000	Newmont Corp.	5,507,698	8,115,120
60,000	TimkenSteel Corp.†	799,507	1,122,600
10,000	Vale SA, ADR	81,899	146,300
		13,315,833	16,906,495
	Agriculture — 0.8%
185,500	Archer-Daniels-Midland Co.	8,544,801	14,394,800
7,000	The Mosaic Co.	375,270	330,610
		8,920,071	14,725,410
	Transportation — 0.8%
70,000	Fortress Transportation and Infrastructure Investors LLC, Cl. A	1,777,997	1,353,800
130,200	GATX Corp.	4,720,299	12,259,632

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Transportation (Continued)
23,000	TravelCenters of America Inc.†	$850,069	$792,810
		7,348,365	14,406,242
	Automotive — 0.7%
15,150	Daimler Truck Holding AG†	460,503	395,482
148,500	General Motors Co.†	7,665,488	4,716,360
75,002	Iveco Group NV†	584,329	396,293
3,600	Mercedes-Benz Group AG	285,547	208,324
70,000	PACCAR Inc.	1,455,874	5,763,800
50,000	Piaggio & C SpA	133,338	117,056
35,000	Stellantis NV	463,264	432,600
8,000	The Shyft Group Inc.	150,218	148,720
1,910	Toyota Motor Corp., ADR	263,787	294,465
40,000	Traton SE	985,003	585,175
		12,447,351	13,058,275
	Communications Equipment — 0.6%
12,350	Apple Inc.	1,183,208	1,688,492
3,200	Arista Networks Inc.†	301,096	299,968
233,000	Corning Inc.	6,515,339	7,341,830
100,000	Edgio Inc.†	304,412	231,000
2,500	Motorola Solutions Inc.	568,987	524,000
3,000	QUALCOMM Inc.	400,590	383,220
12,500	Telefonaktiebolaget LM Ericsson, Cl. B	151,275	93,196
80,000	Telesat Corp.†	3,206,515	893,600
		12,631,422	11,455,306
	Wireless Communications — 0.6%
105,000	America Movil SAB de CV, Cl. L, ADR	735,232	2,145,150
5,000	Anterix Inc.†	187,930	205,350
98,000	Millicom International Cellular SA, SDR†	2,769,150	1,398,666
105,000	Operadora De Sites Mexicanos SAB de CV	125,620	121,450
29,607	T-Mobile US Inc.†	2,705,848	3,983,326
97,000	United States Cellular Corp.†	4,714,376	2,809,120
		11,238,156	10,663,062
	Manufactured Housing and Recreational Vehicles — 0.3%
1,980	Cavco Industries Inc.†	375,923	388,060
13,314	Legacy Housing Corp.†	194,875	173,748
5,000	Martin Marietta Materials Inc.	106,125	1,496,200
35,122	Nobility Homes Inc.	488,089	983,416
40,000	Skyline Champion Corp.†	247,243	1,896,800
2,500	The AZEK Co. Inc.†	91,250	41,850
		1,503,505	4,980,074

			Market
Shares		Cost	Value
	Publishing — 0.2%
1,400	Graham Holdings Co., Cl. B	$698,214	$793,576
105,000	News Corp., Cl. A	1,640,478	1,635,900
90,600	News Corp., Cl. B	1,210,037	1,439,634
70,000	The E.W. Scripps Co., Cl. A†	831,325	872,900
		4,380,054	4,742,010
	Semiconductors — 0.1%
4,200	Advanced Micro Devices Inc.†	377,170	321,174
80,000	Alphawave IP Group plc†	200,046	130,884
3,215	Applied Materials Inc.	372,463	292,501
225	ASML Holding NV	100,399	107,073
1,200	Axcelis Technologies Inc.†	46,181	65,808
500	Azenta Inc.	42,512	36,050
200	Lam Research Corp.	93,001	85,230
2,000	Lattice Semiconductor Corp.†	113,460	97,000
2,300	Marvell Technology Inc.	187,881	100,119
2,200	NXP Semiconductors NV	404,020	325,666
157	SkyWater Technology Inc.†	882	945
3,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	350,900	245,250
		2,288,915	1,807,700
	Computer Hardware — 0.0%
7,000	Dell Technologies Inc., Cl. C	336,259	323,470
5,500	HP Inc.	153,885	180,290
3,000	NETGEAR Inc.†	59,115	55,560
		549,259	559,320
	TOTAL COMMON STOCKS	1,229,200,654	1,830,941,903

	CLOSED-END FUNDS — 0.2%
245,000	Altaba Inc., Escrow†	436,900	1,237,250
4,285	Royce Global Value Trust Inc.	37,280	38,222
45,000	Royce Value Trust Inc.	598,747	628,650
99,320	The Central Europe, Russia, and Turkey Fund Inc.	2,778,785	989,227
159,600	The New Germany Fund Inc.	2,162,135	1,346,226
		6,013,847	4,239,575

	TOTAL CLOSED-END FUNDS	6,013,847	4,239,575

	PREFERRED STOCKS — 0.2% Retail — 0.2%
41,507	Qurate Retail Inc., 8.000%, 03/15/31	2,936,361	2,426,084

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Automotive: Parts and Accessories — 0.0%
37,672	Garrett Motion Inc., Ser. A, 11.000%	$197,778	$309,664

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
379,000	Ampco-Pittsburgh Corp., expire 08/01/25†	258,897	158,043

	Energy and Utilities — 0.0%
2,504	Occidental Petroleum Corp., expire 08/03/27†	12,395	92,573

	Financial Services — 0.0%
150,000	Post Holdings Partnering Corp., expire 02/09/23†	252,310	41,265

	TOTAL WARRANTS	523,602	291,881
Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.4%
$26,480,000	U.S. Treasury Bills,
	0.874% to 1.683%††,
	09/01/22 to 10/27/22	26,404,048	26,372,921

TOTAL INVESTMENTS — 100.0%		$1,265,276,290	1,864,582,028

Other Assets and Liabilities (Net)			2,267,956

PREFERRED STOCK
(11,518,845 preferred shares outstanding)			(429,293,625)

NET ASSETS — COMMON STOCK
(293,817,213 common shares outstanding)			$1,437,556,359

NET ASSET VALUE PER COMMON SHARE
($1,437,556,359 ÷ 293,817,213 shares outstanding)			$4.89

(a)	At June 30, 2022, $57,635,000 of the principal amount was pledged as collateral for current or potential holdings.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

	% of Total	Market
Geographic Diversification	Investments	Value
North America	82.2%	$1,532,397,991
Europe	14.4	269,090,409
Japan	1.6	29,567,880
Latin America	0.5	23,304,160
Asia/Pacific	1.3	10,221,588
Total Investments		$1,864,582,028

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Assets and Liabilities

June 30, 2022

Assets:
Investments, at value (cost $1,265,276,290)	$1,864,582,028
Foreign currency, at value (cost $509,741)	503,533
Receivable for investments sold	596,905
Dividends and interest receivable	3,256,848
Deferred offering expense	358,725
Prepaid expenses	28,244
Total Assets	1,869,326,283
Liabilities:
Payable to bank	10,941
Distributions payable	252,616
Payable for investments purchased	590,311
Payable for investment advisory fees	1,513,235
Payable for payroll expenses	89,122
Payable for accounting fees	7,500
Series M Cumulative Preferred Stock, callable and mandatory redemption 03/26/27 (See Notes 2 and 6)	68,550,000
Other accrued expenses	12,574
Total Liabilities	71,026,299
Cumulative Preferred Stock, $0.001 par value:
Series C (Auction Rate, $25,000 liquidation value, 5,200 shares authorized with 2,492 shares issued and outstanding)	62,300,000
Series E (Auction Rate, $25,000 liquidation value, 2,000 shares authorized with 1,108 shares issued and outstanding)	27,700,000
Series G (5.000%, $25 liquidation value, 12,000,000 shares authorized with 2,663,872 shares issued and outstanding)	66,596,800
Series H (5.000%, $25 liquidation value, 8,000,000 shares authorized with 4,172,873 shares issued and outstanding)	104,321,825
Series K (5.000%, $25 liquidation value, 4,000,000 shares authorized with 3,993,000 shares issued and outstanding)	99,825,000
Total Preferred Stock	360,743,625
Net Assets Attributable to Common Stockholders	$1,437,556,359

Net Assets Attributable to Common Stockholders Consist of:
Paid-in capital	$852,021,349
Total distributable earnings	585,535,010
Net Assets	$1,437,556,359

Net Asset Value per Common Share:
($1,437,556,359 ÷ 293,817,213 shares outstanding at $0.001 par value; )	$4.89

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $811,916)	$15,424,025
Interest	124,568
Total Investment Income	15,548,593
Expenses:
Investment advisory fees	10,574,599
Interest expense on preferred stock	1,452,922
Stockholder communications expenses	236,010
Custodian fees	148,941
Directors’ fees	104,347
Payroll expenses	90,686
Legal and audit fees	68,587
Shareholder services fees	66,595
Accounting fees	22,500
Shelf offering expense	9,865
Interest expense	1,890
Miscellaneous expenses	246,099
Total Expenses	13,023,041
Less:
Advisory fee reduction (See Note 3)	(446,301)
Advisory fee reduction on unsupervised assets (See Note 3)	(8,598)
Expenses paid indirectly by broker (See Note 5)	(11,333)
Total Reductions and Credits	(466,232)
Net Expenses	12,556,809
Net Investment Income	2,991,784
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Futures Contracts, and Foreign Currency:
Net realized gain on investments in securities	4,804,022
Net realized loss on futures contracts	(14,253)
Net realized loss on foreign currency transactions	(19,560)

Net realized gain on investments in securities, futures contracts, and foreign currency transactions	4,770,209
Net change in unrealized appreciation/depreciation: on investments in securities	(358,688,821)
on futures contracts	569,138
on foreign currency translations	(78,399)

Net change in unrealized appreciation/depreciation on investments in securities, futures contracts, and foreign currency translations	(358,198,082)
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Futures Contracts, and Foreign Currency	(353,427,873)
Net Decrease in Net Assets Resulting from Operations	(350,436,089)
Total Distributions to Preferred Stockholders	(7,476,165)
Net Decrease in Net Assets Attributable to Common Stockholders Resulting from Operations	$(357,912,254)

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Changes in Net Assets Attributable to Common Stockholders

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income	$2,991,784	$10,165,243
Net realized gain on investments in securities, futures contracts, and foreign currency transactions	4,770,209	133,756,690
Net change in unrealized appreciation/depreciation on investments in securities, futures contracts, and foreign currency translations	(358,198,082)	217,043,854
Net Increase/(Decrease) in Net Assets Resulting from Operations	(350,436,089)	360,965,787

Distributions to Preferred Stockholders:
Accumulated earnings	(7,255,709)*	(18,150,762)
Return of capital	(220,456)*	—
Total Distributions to Preferred Stockholders	(7,476,165)	(18,150,762)

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	(357,912,254)	342,815,025

Distributions to Common Stockholders:
Accumulated earnings	(1,753,518)*	(126,041,137)
Return of capital	(85,922,395)*	(48,420,884)
Total Distributions to Common Stockholders	(87,675,913)	(174,462,021)

Fund Share Transactions:
Increase in net assets from common shares issued in offering	—	144,468,461
Net increase in net assets from common shares issued upon reinvestment of distributions	12,516,462	24,693,950
Net increase in net assets from repurchase of preferred shares	82,757	—
Offering costs for common shares charged to paid-in capital	(102,766)	—
Offering costs for preferred shares charged to paid-in capital	—	(1,073,071)
Net Increase in Net Assets from Fund Share Transactions	12,496,453	168,089,340

Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders	(433,091,714)	336,442,344

Net Assets Attributable to Common Stockholders:
Beginning of year	1,870,648,073	1,534,205,729
End of period	$1,437,556,359	$1,870,648,073

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Statement of Cash Flows
June 30, 2022

Net decrease in net assets attributable to common stockholders resulting from operations	$(357,912,254)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(93,221,957)
Proceeds from sales of long term investment securities	94,417,029
Net sales of short term investment securities	161,844,282
Net realized gain on investments	(4,804,022)
Net change in unrealized depreciation on investments	358,688,821
Net amortization of discount	(123,780)
Net variation margin on futures contracts	44,688
Decrease in receivable for investments sold	25,351
Decrease in dividends and interest receivable	649,361
Increase in deferred offering expense	(252,613)
Increase in prepaid expenses	(21,831)
Decrease in payable for investments purchased	(232,036)
Decrease in distributions payable	(110,843)
Decrease in payable for investment advisory fees	(1,261,741)
Increase in payable for payroll expenses	16,293
Increase in payable for accounting fees	3,750
Decrease in payable for preferred offering expenses	(564,010)
Decrease in other accrued expenses	(703,480)
Increase in payable to bank	10,941
Net cash provided by operating activities	156,491,949

Net decrease in net assets resulting from financing activities:
Redemption of Series G 5.000% Cumulative Preferred Stock	(2,893,725)
Redemption of Series J Cumulative Preferred Shares	(80,000,000)
Issuance of Series M 4.250% Cumulative Preferred Stock	700,000
Increase in offering cost charged to paid in capital	(102,766)
Distributions to common stockholders	(87,675,913)
Increase from repurchase of preferred shares	82,757
Net increase in net assets from common shares issued upon reinvestment of distributions	12,516,462
Net cash used in financing activities	(157,373,185)
Net decrease in cash	(881,236)
Cash (including foreign currency):
Beginning of year	1,384,769
End of period	$503,533

Supplemental disclosure of cash flow information:
Interest paid on bank overdrafts	$1,890
Increase in net assets from common shares issued upon reinvestment of distributions	12,516,462
Value of shares received as part of mergers of certain Fund investments	18,807,941
Value of shares received as part of an exchange offer from one of the Fund’s investments	1,155,759

The following table provides a reconciliation of cash, cash held at broker and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2022:

Foreign currency, at value	$503,533
$503,533

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.
Financial Highlights

Selected data for a common share outstanding throughout each period:

	Six Months
	Ended June
	30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020	2019	2018		2017
Operating Performance:
Net asset value, beginning of year	$6.41		$5.86		$5.88	$5.25	$6.47		$5.84
Net investment income	0.01		0.04		0.04	0.06	0.07		0.04
Net realized and unrealized gain/(loss) on investments in securities, futures contracts, and foreign currency transactions	(1.24)		1.31		0.60	1.26	(0.57)		1.42
Total from investment operations	(1.23)		1.35		0.64	1.32	(0.50)		1.46
Distributions to Preferred Stockholders: (a)
Net investment income	(0.01	)*	(0.01)		(0.01)	(0.01)	(0.01)		(0.00	)(b)
Net realized gain	(0.02	)*	(0.06)		(0.06)	(0.07)	(0.07)		(0.08)
Return of capital	(0.00	)*(b)	—		—	—	—		—
Total distributions to preferred stockholders	(0.03)		(0.07)		(0.07)	(0.08)	(0.08)		(0.08)
Net Increase/(Decrease) in Net Assets Attributable to Common Stockholders Resulting from Operations	(1.26)		1.28		0.57	1.24	(0.58)		1.38
Distributions to Common Stockholders:
Net investment income	(0.00	)*(b)	(0.03)		(0.04)	(0.05)	(0.06)		(0.04)
Net realized gain	(0.00	)*(b)	(0.42)		(0.29)	(0.50)	(0.54)		(0.57)
Return of capital	(0.30	)*	(0.18)		(0.27)	(0.05)	(0.04)		(0.00	)(b)
Total distributions to common stockholders	(0.30)		(0.63)		(0.60)	(0.60)	(0.64)		(0.61)
Fund Share Transactions:
Increase/(decrease) in net asset value from common share transactions	—		(0.10)		0.00 (b)	0.00 (b)	—		(0.14)
Increase in net asset value from common shares issued upon reinvestment of distributions	0.01		0.00	(b)	—	—	—		—
Increase in net asset value from repurchase of preferred shares	0.03		—		0.01	—	—		0.00	(b)
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		(0.00	)(b)	—	(0.01)	—		—
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	(0.00	)(b)	—		—	—	—		—
Total Fund share transactions	0.04		(0.10)		0.01	(0.01)	(0.00	)(b)	(0.14)
Net Asset Value Attributable to Common Stockholders, End of Period	$4.89		$6.41		$5.86	$5.88	$5.25		$6.47
NAV total return	(19.34	)%†	22.31%		13.25%	24.03%	(10.17)%		24.64%
Market value, end of period	$6.10		$7.19		$6.27	$6.09	$5.10		$6.19
Investment total return	(11.00	)%††	28.83%		16.59%	32.19%	(8.43)%		24.65%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,866,850		$2,382,135		$1,977,843	$1,966,007	$1,743,519		$2,045,240
Net assets attributable to common shares, end of period (in 000’s)	$1,437,556		$1,870,648		$1,534,206	$1,512,190	$1,330,606		$1,632,327
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	0.36	%(c)	0.57%		0.81%	1.01%	1.07%		0.64%

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.
Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months
	Ended June
	30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019		2018	2017
Ratio of operating expenses to average net assets attributable to common shares: before fee reductions (d)(e)	1.55	%(c)	1.37%	1.48%	1.33	%(f)	1.37%	1.42%
Ratio of operating expenses to average net assets attributable to common shares: net of fee reductions, if any (d)(g)	1.49	%(c)	1.37%	1.48%	1.33	%(f)	1.27%	1.42%
Portfolio turnover rate	5%		12%	13%	11%		17%	11%
Cumulative Preferred Stock:
Auction Rate Series C Preferred
Liquidation value, end of period (in 000’s)	$62,300		$62,300	$62,300	$72,000		$72,000	$72,000
Total shares outstanding (in 000’s)	2		2	2	3		3	3
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Liquidation value (h)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Asset coverage per share (i)	$108,716		$116,432	$111,456	$108,305		$105,562	$123,830
5.875% Series D Preferred (j)
Liquidation value, end of period (in 000’s)	—		—	—	—		$59,097	$59,097
Total shares outstanding (in 000’s)	—		—	—	—		2,364	2,364
Liquidation preference per share	—		—	—	—		$25.00	$25.00
Average market value (k)	—		—	—	—		$25.62	$26.16
Asset coverage per share (i)	—		—	—	—		$105.56	$123.83
Auction Rate Series E Preferred
Liquidation value, end of period (in 000’s)	$27,700		$27,700	$27,700	$28,000		$28,000	$28,000
Total shares outstanding (in 000’s)	1		1	1	1		1	1
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Liquidation value (h)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
Asset coverage per share (i)	$108,716		$116,432	$111,456	$108,305		$105,562	$123,830
5.000% Series G Preferred
Liquidation value, end of period (in 000’s)	$66,597		$69,491	$69,491	$69,495		$69,495	$69,495
Total shares outstanding (in 000’s)	2,664		2,780	2,780	2,780		2,780	2,780
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00		$25.00	$25.00
Average market value (k)	$24.40		$25.66	$25.25	$24.57		$23.92	$24.50
Asset coverage per share (i)	$108.72		$116.43	$111.46	$108.30		$105.56	$123.83
5.000%Series H Preferred
Liquidation value, end of period (in 000’s)	$104,322		$104,322	$104,322	$104,322		$104,322	$104,322
Total shares outstanding (in 000’s)	4,173		4,173	4,173	4,173		4,173	4,173
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00		$25.00	$25.00
Average market value (k)	$24.29		$25.55	$25.30	$24.68		$24.18	$24.64
Asset coverage per share (i)	$108.72		$116.43	$111.46	$108.30		$105.56	$123.83

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.
Financial Highlights (Continued)

Selected data for a common share outstanding throughout each period:

	Six Months
	Ended June
	30, 2022	Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
5.450% Series J Preferred
Liquidation value, end of period (in 000’s)	—	$80,000	$80,000	$80,000	$80,000	$80,000
Total shares outstanding (in 000’s)	—	3,200	3,200	3,200	3,200	3,200
Liquidation preference per share	—	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (k)	—	$26.03	$26.00	$25.98	$25.14	$25.36
Asset coverage per share (i)	—	$116.43	$111.46	$108.30	$105.56	$123.83
5.000% Series K Preferred
Liquidation value, end of period (in 000’s)	$99,825	$99,825	$99,825	$100,000	—	—
Total shares outstanding (in 000’s)	3,993	3,993	3,993	4,000	—	—
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	—	—
Average market value(k)	$24.50	$26.40	$25.86	$25.24	—	—
Asset coverage per share (i)	$108.72	$116.43	$111.46	$108.30	—	—
4.250% Series M Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$68,550	$67,850	—	—	—	—
Total shares outstanding (in 000’s)	686	679	—	—	—	—
Liquidation preference per share	$100.00	$100.00	—	—	—	—
Average market value(k)	$100.00	$100.00	—	—	—	—
Asset coverage per share(i)	$434.86	$116.43	—	—	—	—
Asset Coverage (l)	435%	466%	446%	433%	422%	495%

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2022, if credits had not been received, the expense ratios would have been 1.50%. For the years ended December 31, 2021, 2020, 2019, 2018, and 2017, there was no impact on the expense ratios.

(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee reductions for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017 would have been 1.23%, 1.10%, 1.10%, 1.03%, 1.09%, and 1.10%, respectively.

(f)	In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.39% and 1.08%, respectively.

(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of fee reductions for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017 would have been 1.18%, 1.10%, 1.10%, 1.03%, 1.01%, and 1.10%, respectively.

(h)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.

(i)	Asset coverage per share is calculated by combining all series of preferred stock.

(j)	The Fund redeemed and retired all of the 2,363,860 shares of Series D Preferred Stock on December 26, 2019.

(k)	Based on weekly prices.

(l)	Asset coverage is calculated by combining all series of preferred stock.

See accompanying notes to financial statements.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Trust Inc. (the Fund) was incorporated on May 20, 1986 in Maryland. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 21, 1986.

The Fund’s primary objective is long term growth of capital with income as a secondary objective. The Fund will invest at least 80% of its assets in equity securities under normal market conditions (the 80% Policy). The 80% Policy may be changed without stockholder approval. The Fund will provide stockholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$76,316,872	—	$12	$76,316,884
Equipment and Supplies	117,962,313	$381,250	—	118,343,563
Financial Services	212,695,746	289,046	—	212,984,792
Health Care	109,627,157	210	0	109,627,367
Real Estate	19,571,774	249	—	19,572,023
Telecommunications	30,474,356	388,365	54,192	30,916,913
Other Industries (b)	1,263,180,361	—	—	1,263,180,361
Total Common Stocks	1,829,828,579	1,059,120	54,204	1,830,941,903
Closed-End Funds	3,002,325	1,237,250	—	4,239,575
Preferred Stocks (b)	2,426,084	—	—	2,426,084
Convertible Preferred Stocks (b)	309,664	—	—	309,664
Warrants (b)	291,881	—	—	291,881
U.S. Government Obligations	—	26,372,921	—	26,372,921
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,835,858,533	$28,669,291	$54,204	$1,864,582,028

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2022, the Fund had no material transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2022, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of June 30, 2022, the Fund had no open positions in futures contracts.

During the six months ended June 30, 2022, the Fund held an average monthly notional amount of equity index futures contracts of approximately $15,465,125, while it was still outstanding.

For the six months ended June 30, 2022, the effect of futures contracts with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency; Net realized loss on futures contracts; and Net change in unrealized appreciation/depreciation on futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Series M Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2022, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual

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Notes to Financial Statements (Unaudited) (Continued)

restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2022, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Stockholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to stockholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, 5.000% Series G Cumulative Preferred Stock, 5.000% Series H Cumulative

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Preferred Stock, 5.000% Series K Cumulative Preferred Stock, and 4.25% Series M Cumulative Preferred Stock (Preferred Stock) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$15,628,317	$2,250,582
Net long term capital gains	110,412,820	15,900,180
Return of capital	48,420,884	—
Total distributions paid	$174,462,021	$18,150,762

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and derivatives and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,280,184,879	$717,892,416	$(133,495,267)	$584,397,149

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series C and Series E Preferred Stock (C and E Preferred Stock) if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of the C and E Preferred Stock for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

stated dividend rate of the C and E Preferred Stock for the period. During the six months ended June 30, 2022, the Fund’s total return on the NAV of the common shares did not exceed the dividend rate of the outstanding C and E Preferred Stock. Thus, advisory fees with respect to the liquidation value of the Series C and E Preferred Shares were reduced by $446,301. Advisory fees were not accrued on Series C and Series E Preferred Stock.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2022, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent, and exercised dispositive control, with respect to Bel Fuse Inc.; the Fund also held a position in an affiilated fund, Gabelli U.S. Treasury Money Market Fund, and the Adviser reduced its fee with respect to such securities by $8,598.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $95,035,540 and $95,410,000, respectively. Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2022, aggregated $119,489,413 and $281,333,695, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $5,014 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $11,333.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 337,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2022, and the year ended December 31, 2021, the Fund did not repurchase any shares of its common stock in the open market.

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Increase in net assets from common shares issued in offering	—	—	26,266,993	$144,468,461
Net increase in net assets from common shares issued upon reinvestment of distributions	2,021,177	$12,516,462	3,756,708	24,693,950
Net increase	2,021,177	$12,516,462	30,023,701	$169,162,411

The Fund has an effective shelf registration authorizing the offering of $355 million of additional common or preferred stock.

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series E, Series G, Series H, Series K, and Series M Preferred Stock at redemption prices of $25,000, $25,000, $25, $25, $25, and $100, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On June 22, 2021, the Fund distributed one transferable right for each of the 263,511,620 common shares outstanding held on that date. Ten rights were required to purchase one additional common share at the subscription price of $5.50 per share. On July 21, 2021, the Fund issued 26,266,993 common shares receiving net proceeds of $143,782,037 after the deduction of offering expenses of $686,424. The NAV of the Fund decreased by $0.10 per share on the day the additional shares were issued due to the additional shares being issued below NAV.

On December 17, 2021, January 31, 2022, and March 28, 2022, the Fund issued 678,500 shares, 5,000 shares, and 2,000 shares, respectively, of 4.25% Series M Cumulative Preferred Shares, receiving combined net proceeds of $67,745,574, after the deduction of combined offering expenses of $804,426. The Series M Preferred Shares have a liquidation value of $100 per share, and are callable at the Fund’s option at any time on or after March 26, 2027.

On January 31, 2022 (the Redemption Date), the Fund redeemed and retired all Series J Preferred at the redemption price of $25.132465 per Series J Preferred, which was equal to the liquidation preference of $25.00

The Gabelli Equity Trust Inc.

Notes to Financial Statements (Unaudited) (Continued)

per share plus $0.132465 per share representing accumulated and unpaid dividends and distributions to the Redemption Date.

For Series C and Series E Preferred Stock, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E stockholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at any time, in whole or in part, the Series C, Series E, Series G, and Series H Preferred Stock and may redeem the Series K Preferred and Series M Preferred at any time after December 10, 2024 and March 26, 2027, respectively, at their respective liquidation prices plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series G, Series H, and Series K Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the year ended December 31, 2021, the Fund did not repurchase any Preferred Stock. During the six months ended June 30, 2022, the Fund repurchased 115,249 shares of Series G Preferred at an average discount of 2.9% from its liquidation preference of $25 per share.

The Fund has the authority to purchase its auction rate Series C and Series E Preferred Stock through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate Preferred Stock, and the timing and amount of any auction rate Preferred Stock purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected, at the Fund’s discretion.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2022	Net Proceeds	2022 Dividend Rate Range	Dividend Rate at 6/30/2022	Accrued Dividends at 6/30/2022
C Auction Rate	June 27, 2002	5,200	2,492	$128,246,557	0.123% to 2.766%	2.766%	$9,442
E Auction Rate	October 7, 2003	2,000	1,108	49,350,009	0.123% to 2.766%	2.766	14,693
G 5.000%	August 1, 2012	12,000,000	2,663,872	69,407,417	Fixed Rate	5.000	46,248
H 5.000%	September 28, 2012	8,000,000	4,172,873	100,865,695	Fixed Rate	5.000	72,446
K 5.000%	December 16, 2019	4,000,000	3,993,000	96,525,000	Fixed Rate	5.000	69,323
M 4.250%	Various	—	685,500	67,745,574	Fixed Rate	4.250	40,464

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting

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Notes to Financial Statements (Unaudited) (Continued)

stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Transactions in Securities of Affiliated Issuers. The Gabelli U.S. Treasury Money Market Fund was an affiliated security as it is also advised by the Fund’s Adviser. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2022 is set forth below:

	Market Value at December 31, 2021	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Depreciation	Market Value at June 30, 2022	Dividend Income	Percent Owned of Shares
Gabelli U.S. Treasury Money Market Fund, Cl. AAA, 0.010%*	$67,850,449	—	$67,850,449	$—	$—	$—	$—	—
Total				$—	$—	$—	$—

*       Security was not held at June 30, 2022.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 3, 2022, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 9, 2022 – Final Results

The Fund’s Annual Meeting of Stockholders was held virtually on May 9, 2022. At that meeting, common and preferred stockholders, voting together as a single class, elected Mario J. Gabelli, Leslie F. Foley, and William F. Heitmann as Directors of the Fund, with 173,997,331, 202,147,347 votes and 202,018,514 votes cast in favor of these Directors, and 32,026,055, 3,876,039 votes, and 4,004,872 votes withheld for these Directors, respectively.

Elizabeth C. Bogan, James P. Conn, Frank J. Fahrenkopf, Jr., Michael J. Ferrantino, Agnes Mullady, Kuni Nakamura, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act, as amended, contemplates that the Board of The Gabelli Equity Trust Inc. including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Board Members), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with the Adviser for the Fund.

More specifically, at a meeting held on May 11, 2022, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, and the nature, quality, and extent of administrative and shareholder services supervised or provided by the Adviser, including portfolio management, supervision of Fund operations, and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services, and the absence of significant service problems reported to the Board. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

Investment Performance of the Fund and Adviser. The Independent Board Members considered short term and long term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other closed-end funds included in the Lipper peer category. The Board noted that the Fund’s total return performance (i) for the five year period ended March 31, 2022, was above the average and below the median for a select group of peers, (ii) for the ten year period ended March 31, 2022, was above the average and equal to the median for a select group of peers, (iii) for the one and three year periods ended March 31, 2022, was below the average and the median for a select group of peers, and (iv) for the one, three, five, and ten year periods ended March 31, 2022, was above the average and median for the Fund’s Lipper peer group category. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund and disclosed to investors.

Costs of Services and Profits Realized by the Adviser.

(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s advisory fee rate and expense ratio relative to industry averages for the Fund’s Broadridge peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members considered the Adviser’s fee structure as compared to that of the Adviser’s affiliate, GAMCO, for services provided to institutional and high net worth accounts and in connection with subadvisory arrangements, noting that the service level for GAMCO accounts and subadvisory relationships is materially different than the services provided by the Adviser to its registered funds and investors in such funds, which is reflected in the difference in fee structure. The Independent Board Members noted that the mix of services under the Advisory Agreement is more extensive than those under the advisory agreements for non-

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

fund clients. The Independent Board Members noted that the other non-advisory expenses paid by the Fund are above the average and median for the Fund’s Broadridge peer group category and below the average and median for a select group of peers, and that management and gross advisory fees and total expenses were above the average and median of the Broadridge peer group range and a select group of peers. They took note of the fact that the use of leverage impacts comparative expenses to peer funds, not all of which utilize leverage. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s Series C and Series E Preferred Stock during the Fund’s fiscal year if the total return on NAV of the common stock, including distributions and advisory fee subject to reduction for that year, does not exceed the stated dividend rate for the Series C and Series E Preferred Stock, as applicable, for the year, and that the comparative “total expense ratio” and “other expense” information reflected these waivers, if applicable. The Independent Board Members concluded that the advisory fee is not excessive based upon the qualifications, experience, reputation, and performance of the Adviser and the other factors considered.

(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs. The Independent Board Members referred to the Board Materials for the pro forma income statements for the Adviser and the Fund for the period ended December 31, 2021. They noted the pro forma estimates of the Adviser’s profitability and costs attributable to the Fund. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund and noted that the Adviser has continued to increase its resources devoted to Fund matters, including portfolio management resources, in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was not excessive.

Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that, although the ability of the Fund to realize economies of scale through growth is more limited than for an open-end fund, economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Board Members were aware that economies can be shared through an adviser’s investment in its fund advisory business and noted the Adviser’s increase in personnel and resources devoted to the Gabelli fund complex in recent years, which could benefit the Fund.

Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable, particularly in light of the Fund’s performance over time.

Other Relevant Considerations.

(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel and

The Gabelli Equity Trust Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

concluded that, in each of these areas, the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as brokerage commissions paid to an affiliated broker, greater name recognition, or increased ability to obtain research services, appear to be reasonable and may in some cases benefit the Fund.

Conclusions In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance over time consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser in a manner consistent with its investment objectives and policies. The Independent Board Members also confirmed that they were satisfied with the information provided by the Adviser, that it included all information the Independent Board Members believed was necessary to evaluate the terms of the Advisory Agreement, and that the Independent Board Members were satisfied that any questions they had were appropriately addressed. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the nature and quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Under the Fund’s Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan (the “Plan”), a shareholder whose shares of common s tock are registered in his or her own name will have all distributions reinvested automatically by Computershare Trust Company, N.A. (“Computershare”), which is an agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own shares of common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by Computershare as dividend-disbursing agent.

Enrollment in the Plan

It is the policy of The Gabelli Equity Trust Inc. (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash may submit this request through the Internet, by telephone or in writing to:

The Gabelli Equity Trust Inc.

c/o Computershare

P.O. Box 505000

Louisville, KY 40233-5000

Telephone: (800) 336-6983

Website: www.computershare.com/investor

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the Fund’s records. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at the website or telephone number above.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common stocks distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stocks valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stocks The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stocks at the time of valuation exceeds the market price of the common stocks, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common stocks in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stocks exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

(Continued)

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a per share fee (currently $0.02 per share). Per share fees include any applicable brokerage commissions Computershare is required to pay and fees for such purchases are expected to be less than the usual fees for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 6006, Carol Stream, IL 60197-6006 such that Computershare receives such payments approximately two business days before the 1st and 15th of the month. Funds not received at least two business days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least two business days before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare may do so through the Internet, in writing or by telephone to the above-mentioned website, address or telephone number. Include in your request your name, address, and account number. Computershare will sell such shares through a broker-dealer selected by Computershare within 5 business days of receipt of the request. The sale price will equal the weighted average price of all shares sold through the Plan on the day of the sale, less applicable fees. Participants should note that Computershare is unable to accept instructions to sell on a specific date or at a specific price. The cost to liquidate shares is $2.50 per transaction as well as the per share fee (currently $0.10 per share) Per share fees include any applicable brokerage commissions Computershare is required to pay and are expected to be less than the usual fees for such transactions.

More information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan is available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 30 days written notice to participants in the Plan.

THE GABELLI EQUITY TRUST INC.

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Equity Trust Inc. is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in Finance from the University of Miami in Coral Gables, Florida.

Jennie Tsai joined Gabelli in 2001 as a research analyst responsible for the healthcare and medical products industries. At Gabelli, Ms. Tsai is focused on medical sectors, including dental, orthopedics, diagnostics, dermatology, and ophthalmology. She received a BS in Commerce at the University of Virginia and an MBA degree from Columbia Business School.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Sara E. Wojda joined the Firm in 2014 as a research analyst and covers the Diagnostics and Life Sciences industries. Since moving to London in 2018, she has expanded the Firm’s global healthcare coverage and assisted with Gabelli’s UK based funds. Sara graduated summa cum laude from Babson College with a BS in Business Management, double majoring in Economics and Accounting.

Joseph Gabelli rejoined GAMCO Investors, Inc. in 2018 after serving as a data strategy consultant for Alt/S, an early stage Boston based healthcare, media, and marketing analytics firm, beginning in July 2017. From 2008 until June 2017, he served as an equity research analyst covering the global food and beverage industry for GAMCO Investors, Inc. and its affiliate, Associated Capital Group. He began his investment career at Integrity Capital Management, a Boston-based equity hedge fund, where he focused on researching small and micro-cap companies in the technology, healthcare and consumer discretionary sectors. Mr. Gabelli holds a BA from Boston College and an MBA degree from Columbia Business School, where he graduated with Dean’s Honors and Distinction.

Macrae (Mac) Sykes joined the firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in Economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Senior Lecturer in Economics,
Princeton University

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Michael J. Ferrantino
Chief Executive Officer,
InterEx, Inc.

Leslie F. Foley
Attorney,
Addison Gallery of American Art

William F. Heitmann
Former Senior Vice President
of Finance,
Verizon Communications, Inc.

Agnes Mullady
Former Senior Vice President,
GAMCO Investors Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Molly A.F. Marion
Vice President & Ombudsman

Carter W. Austin
Vice President

Daniel Plourde
Vice President

David I. Schachter
Vice President

INVESTMENT ADVISER

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GAB Q2/2022

GABELLI FUNDS

THE GABELLI EQUITY TRUST INC.

GAB

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Effective April 26, 2022, Gordon Grender was no longer a portfolio manager of the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2022 through 01/31/2022	Common – N/A Preferred Series K –N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K –N/A Preferred Series G – N/A Preferred Series H – N/A Preferred Series M – N/A	Common – 291,796,036 Preferred Series K – 3,993,000 Preferred Series G – 2,779,621 Preferred Series H – 4,172,873 Preferred Series M – 683,500
Month #2 02/01/2022 through 02/28/2022	Common – N/A Preferred Series K – N/A Preferred Series G – 7,823 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – $24.83 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – 7,823 Preferred Series H – N/A Preferred Series M – N/A	Common – 291,796,036 Preferred Series K – 3,993,000 Preferred Series G – 2,779,621 - 7,823 = 2,771,798 Preferred Series H – 4,172,873 Preferred Series M – 683,500
Month #3 03/01/2022 through 03/31/2022	Common – N/A Preferred Series K – N/A Preferred Series G – 38,976 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – $24.83 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – 38,976 Preferred Series H – N/A Preferred Series M – N/A	Common – 292,710,053 Preferred Series K – 3,993,000 Preferred Series G – 2,771,798 - 38,976 = 2,732,822 Preferred Series H – 4,172,873 Preferred Series M – 683,500
Month #4 04/01/2022 through 04/30/2022	Common – N/A Preferred Series K – N/A Preferred Series G – 43,691 Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – $24.17 Preferred Series H – N/A Preferred Series J – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – 43,691 Preferred Series H – N/A Preferred Series J – N/A	Common – 292,710,053 Preferred Series K – 3,993,000 Preferred Series G – 2,732,822 - 43,691 = 2,689,131 Preferred Series H – 4,172,873 Preferred Series M – 683,500
Month #5 05/01/2022 through 05/31/2022	Common – N/A Preferred Series K – N/A Preferred Series G – 5,810 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – $22.80 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – 5,810 Preferred Series H – N/A Preferred Series M – N/A	Common – 292,710,053 Preferred Series K – 3,993,000 Preferred Series G – 2,689,131 - 5,810 = 2,683,321 Preferred Series H – 4,172,873 Preferred Series M – 683,500

Month #6 06/01/2022 through 06/30/2022	Common – N/A Preferred Series K – N/A Preferred Series G – 19,449 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – $23.31 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – 19,449 Preferred Series H – N/A Preferred Series M – N/A	Common – 292,817,213 Preferred Series K – 3,993,000 Preferred Series G – 2,683,321 - 19,449 = 2,663,872 Preferred Series H – 4,172,873 Preferred Series M – 683,500
Total	Common – N/A Preferred Series K – N/A Preferred Series G – 115,749 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – $24.18 Preferred Series H – N/A Preferred Series M – N/A	Common – N/A Preferred Series K – N/A Preferred Series G – 115,749 Preferred Series H – N/A Preferred Series M – N/A	N/A

Footnote columns (c) and (d) of the ta ble, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to their respective liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

101	Inline Interactive Data File.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.